Document and Entity Information	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	Calumet, Inc. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42172
Entity Tax Identification Number	36-5098520
Entity Address, Address Line One	1060 N Capitol Ave
Entity Address, Address Line Two	Suite 6-401
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	328-5660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CLMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002013745